Allowance for credit losses (Narrative) (Details) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
COVID-19 Pandemic
Allowance For Credit Loss [Line Items]
Increase in allowance for credit loss	$ 34.0